Capital Risk - Summary of Regulatory Capital Resources (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	£ 10,401	£ 10,620
AT1 capital	2,366	2,447
Tier 1 capital	12,767	13,067
Total regulatory capital	15,038	15,488
Capital before regulatory adjustments [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	13,930	13,912
Additional Value Adjustments [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(42)	(70)
Goodwill (Net of Tax) [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(1,161)	(1,165)
Other Intangibles [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(610)	(539)
Fair Value Reserves Related to Gains or Losses on Cash Flow Hedges [Member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(251)	(228)
Negative Amounts Resulting From the Calculation of Regulatory Expected Loss Amounts [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(599)	(748)
Gains or Losses on Liabilities Valued at Fair Value Resulting From Changes in Own Credit Standing [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(67)	(13)
Deferred Tax Assets That Rely on Future Profitability Excluding Timing Differences [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(20)	(25)
Defined Benefit Pension Fund Assets [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(631)	(333)
Dividend Accrual [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(18)	(19)
IFRS 9 Transitional Adjustment [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	21
Non-Controlling Interests [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	(151)	(152)
Regulatory Deductions for Instruments Issued by Subsidiary Undertakings or Subject to CRDIV Amortisation [member]
Disclosure of Regulatory Capital Resources [Line Items]
AT1 capital	(268)	(301)
Tier 2 capital	(986)	(915)
Amount of qualifying items subject to phase out from Tier 2 [member]
Disclosure of Regulatory Capital Resources [Line Items]
Tier 2 capital	369	587
Capital Instruments [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	7,060	7,060
AT1 capital	2,041	2,041
Tier 2 capital	2,888	2,749
Retained Earnings [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	6,439	6,399
Accumulated Other Reserves And Non-Controlling Interests [member]
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	431	453
Amount of Qualifying Items Subject to Phase Out From AT1 [member]
Disclosure of Regulatory Capital Resources [Line Items]
AT1 capital	593	707
Tier Two Capital [member]
Disclosure of Regulatory Capital Resources [Line Items]
Total regulatory capital	£ 2,271	£ 2,421